OTHER CURRENT ASSETS, NET (Details) (Parenthetical) $ in Thousands, ¥ in Millions		12 Months Ended
	Dec. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2015	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Gross			$ 83,197			$ 90,556
Shares issued to purchase computer servers | shares	23,876,308	23,876,308
Value of shares issued to purchase computer servers	$ 2,531	$ 2,531
Loans to third parties			$ 37,769			$ 40,391
Debt instrument interest rate			4.35%		5.00%	5.00%
Loans and Leases Receivable, Allowance			$ 2,283			$ 2,417
Am Advertising And Its Subsidiaries Current Assets						14,688
Sale of equity interest, percentage				75.00%
AM Advertising [Member]
Loans and Leases Receivable, Allowance			8,678			9,259
Am Advertising And Its Subsidiaries Current Assets			22,445			23,947
Debt Instrument, Face Amount | ¥					¥ 88.0
Interest Receivable | ¥					7.8
Third Parties Loan [Member]
Loans and Leases Receivable, Allowance			37,719			40,244
Shareholder Loan [Member]
Debt Instrument, Face Amount | ¥					¥ 88.0
Input VAT receivable
Decrease in input VAT receivable			1,225
Gross			$ 6,387			$ 5,162
Cost of non-deductible input VAT generated in prior years was recognized		$ 1,318